Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment, net
	December 31, 2020	December 31, 2021
Machineries and equipment	$123,889	$150,519
Buildings	39,988	41,920
Leasehold improvements	26,627	30,035
Fixtures and electronic equipment	9,086	13,848
Motor vehicles	8,073	8,507
Total	207,663	244,829
Less: accumulated depreciation	(67,043)	(88,745)
Construction in progress	57,397	96,973
Property, plant and equipment, net	$198,017	$253,057